TAXES ON INCOME (Schedule Of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current	$ 1,140	$ 2,181	$ 2,641
Deferred	1,306	8,828	(23)
Domestic (Israel)	664	8,844	839
Foreign	1,782	2,165	1,779
Taxes on income (benefit)	$ 2,446	$ 11,009	$ 2,618